Reclassification out of Accumulated Other Comprehensive Income	9 Months Ended
Sep. 30, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income (Loss) Note [Text Block]
	For the nine months ended September 30, 2013
	(unaudited)
	(in US Dollars, millions)

	Unrealized gain on marketable securities, net	Foreign currency translation adjustments	Changes in fair value of cash flow hedge instruments	Total
	$	$	$	$

Balance - December 31, 2012	25	(951)	(2)	(928)

Change in other comprehensive income before reclassifications	(21)	(369)		(390)
Reclassifications from accumulated other comprehensive income	28			28
Net current period other comprehensive income	7	(369)	-	(362)

Balance - September 30, 2013	32	(1,320)	(2)	(1,290)

Details about accumulated other comprehensive income components	Reclassifications from accumulated other comprehensive income	Affected line item in the condensed consolidated statement of income
	$

Unrealized gain on marketable securities:
Impairment of marketable securities	29	Loss/(profit) on sale of assets, realization of loans, indirect taxes and other
Disposal of marketable securities	(1)	Interest, dividends and other
Total before tax	28
Tax expense/(benefit)	-
Net of tax	28